Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of high, low and average levels
VaR	2020 USDMM	2019 USDMM
Consolidated:
High	12.82	15.78
Low	1.94	1.33
Average	4.45	3.06

Fixed-income investments:
High	11.96	9.77
Low	1.50	1.18
Average	3.19	2.33

Variable-income investments
High	0.01	-
Low	-	0.01
Average	-	-

Foreign currency investments
High	6.47	6.05
Low	0.71	0.10
Average	2.85	1.60

Schedule of market risk
	2020		2019
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital

Financial management portfolio – local currency (MCh$)
Loss limit	100,000	329,275	100,000	275,000
High	66,504	302,263	32,719	273,473
Low	26,492	214,596	12,686	145,338
Average	45,380	255,070	24,719	228,772
Financial management portfolio – foreign currency (Th$US)
Loss limit	32	53	30	75
High	19	47	20	35
Low	2	12	5	1
Average	5	33	12	12
Financial management portfolio – consolidated (in MCh$)
Loss limit	100,000	329,275	100,000	275,000
High	67,584	286,436	34,462	271,989
Low	25,111	210,706	15,236	143,836
Average	46,044	246,292	27,918	227,303

Schedule of exposures of financial assets and liabilities impacted by IBOR reform
Loans and advances	Deposits	Debt instruments	Financial derivative contracts (Assets)	Financial derivative contracts (Liabilities)
MCh$	MCh$	MCh$	MCh$	MCh$
362,331	582,979	200,301	614,035	483,789

Schedule of quality assets and its related provision
December 31, 2020
	Individually assessed
Commercial Portfolio	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	45,862	-	-	45,862	0.13%	3	-	-	3	0.00%
A2	1,095,506	3,265	-	1,098,771	3.20%	900	54	-	954	0.09%
A3	1,863,480	19,658	-	1,883,138	5.48%	3,318	339	-	3,657	0.35%
A4	2,632,793	42,529	-	2,675,322	7.79%	7,329	606	-	7,935	0.77%
A5	2,538,748	164,341	232	2,703,321	7.87%	11,498	4,618	78	16,194	1.56%
A6	1,588,410	289,460	53	1,877,923	5.47%	16,541	14,010	53	30,604	2.95%
B1	-	715,348	-	715,348	2.08%	-	25,679	-	25,679	2.48%
B2	-	161,239	233	161,472	0.47%	-	9,566	138	9,704	0.94%
B3	-	65,684	695	66,379	0.19%	-	3,764	434	4,198	0.40%
B4	-	73,248	49,430	122,678	0.36%	-	3,008	21,014	24,022	2.32%
C1	-	29,863	138,171	168,034	0.49%	-	2,201	48,365	50,566	4.88%
C2	-	12,282	69,491	81,773	0.24%	-	926	27,021	27,947	2.70%
C3	-	1,550	55,378	56,928	0.17%	-	86	15,603	15,689	1.51%
C4	-	2,227	48,177	50,404	0.15%	-	143	21,038	21,181	2.04%
C5	-	3,981	36,822	40,803	0.12%	-	267	20,397	20,664	1.99%
C6	-	5,040	131,384	136,424	0.40%	-	185	107,364	107,549	10.37%
Subtotal	9,764,799	1,589,715	530,066	11,884,580	34.61%	39,589	65,452	261,505	366,546	35.35%

	Collectively assessed
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	4,493,999	228,591	380,019	5,102,609	14.86%	40,943	44,315	193,268	278,526	26.86%
Mortgage	11,518,363	392,372	501,090	12,411,825	36.14%	25,065	8,441	79,016	112,522	10.85%
Consumer	4,439,163	236,595	265,121	4,940,879	14.39%	88,825	31,732	158,642	279,199	26.93%
Subtotal	20,451,525	857,558	1,146,230	22,455,313	65.39%	154,833	84,488	430,926	670,247	64.65%
Total	30,216,324	2,447,273	1,676,296	34,339,893	100.00%	194,422	149,940	692,431	1,036,793	100.00%
December 31, 2019
	Individually assessed
Commercial Portfolio	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	99,042	-	-	99,042	0.30%	2	-		2	0.00%
A2	907,659	37	-	907,696	2.78%	443	-		443	0.05%
A3	2,418,990	61	-	2,419,051	7.41%	2,617	-		2,617	0.29%
A4	3,262,671	7,184	-	3,269,855	10.01%	4,399	22		4,421	0.49%
A5	2,188,717	22,163	-	2,210,880	6.77%	7,618	515		8,133	0.91%
A6	1,086,401	47,157	487	1,134,045	3.47%	6,461	1,410	208	8,079	0.90%
B1	-	603,201	-	603,201	1.85%	-	12,641	-	12,641	1.41%
B2	-	82,781	560	83,341	0.26%	-	3,773	205	3,978	0.44%
B3	-	85,034	817	85,851	0.26%	-	3,367	261	3,628	0.40%
B4	-	83,039	50,662	133,701	0.41%	-	4,085	21,910	25,995	2.90%
C1	-	45,433	113,004	158,437	0.48%	-	3,516	50,440	53,956	6.02%
C2	-	8,865	66,965	75,830	0.23%	-	614	28,504	29,118	3.25%
C3	-	15,762	32,839	48,601	0.15%	-	221	11,281	11,502	1.28%
C4	-	2,405	38,967	41,372	0.13%	-	170	20,039	20,209	2.26%
C5	-	847	44,057	44,904	0.14%	-	43	27,586	27,629	3.08%
C6	-	998	52,649	53,647	0.16%	-	12	35,732	35,744	3.99%
Subtotal	9,963,480	1,004,967	401,007	11,369,454	34.80%	21,540	30,389	196,166	248,095	27.69%
	Collectively assessed
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	3,839,143	240,100	413,628	4,492,871	13.75%	35,887	25,555	197,032	258,474	28.84%
Mortgage	10,275,966	457,948	529,081	11,262,995	34.47%	8,446	14,509	78,104	101,059	11.28%
Consumer	4,963,047	292,718	290,430	5,546,195	16.98%	67,396	50,808	170,263	288,467	32.19%
Subtotal	19,078,156	990,766	1,233,139	21,302,061	65.20%	111,729	90,872	445,399	648,000	72.31%
Total	29,041,636	1,995,733	1,634,146	32,671,515	100.00%	133,269	121,261	641,565	896,095	100.00%

Schedule of net losses from operational risks
Collectively assessed				Individually assessed
Mortgages	Other loans	Revolving (Credit cards)	Collectively assessed SME	Individually assessed SME	Middle market	Corporate and Investment Banking
39.57%	39.11%	15.73%	39.11%	22.69%	4.5%	Santander Group criteria
Collectively assessed				Individually assessed
Mortgages	Other loans	Revolving (Credit cards)	Collectively assessed SME	Individually assessed SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)

Schedule of allowance and exposure at default (EAD) of the loans
	2020	2019
	MCh$	MCh$
Loans and account receivable	224,087	128,161
Allowance for ECL	119,537	53,741

Schedule of modified loans
	As of December 31, 2020				As of December 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Gross carrying amount	30,216,324	2,447,273	1,676,296	34,339,893	29,041,636	1,995,733	1,634,146	32,671,515
Modified loans	-	799,572	886,021	1,685,593	-	512,529	611,316	1,123,845
%	-	36.67%	52.86%	4,91%	-	25.68%	37.41%	3.44%

ECL allowance	194,422	149,940	692,431	1,036,793	133,269	121,261	641,565	896,095
Modified loans		33,118	409,485	442,603	-	36,329	242,649	278,978
%		22.09%	59.14%	42.69%	-	29.96%	37.82%	31.13%

Schedule of classification of relief measures
COVID-19 measures	As of December 31, 2020
MCh$
Fogape loans	2,076,119
Payment holiday	9,098,028
Payment holiday – current	734,986
Payment holiday - expired	8,363,042

Schedule of residual maturity over measured that have not expired
Residual maturity		<= 6 months	<= 12 months	<= 2 years	> 2 year <= 5 year
	MCh$	MCh$	MCh$	MCh$	MCh$
Fogape loans	2,076,119	-	-	214,400	1,861,719
Payment holiday – current	734,986	722,746	7,861	4,379	-

Schedule of macro economical forward
	Average estimates 2020 - 2021
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Official interest rate	0.25%	0.50%	1.59%	3.20%	4.42%
Unemployment rate	7.31%	6.96%	6.50%	6.04%	5.70%
Housing Price growth	(1.70)%	1.04%	4.67%	8.30%	11.04%
GDP growth	(1.16)%	0.67%	3.12%	5.56%	7.40%
Consumer Price Index	(0.26)%	1.07%	2.82%	4.57%	5.90%

Schedule of probabilities
Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	30%
Favorable scenario 1	15%	Base scenario	40%
Base scenario	50%	Unfavorable scenario 1	30%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of allowance sensibility
	December 31, 2020	December 21,2019
	MCh$	MCh$
Reported ECL allowance	1,036,793	896,095
Gross carrying amount	34,339,893	32,671,515

Reported ECL Coverage	3.02%	2.74%

ECL amount by scenarios
Favorable scenarios 2	876,654	797,501
Favorable scenarios 1	930,044	835,956
Base scenarios	981,671	884,480
Unfavorable scenarios 2	1,047,127	929,802
Unfavorable scenarios 2	1,083,371	962,437

Coverage ratio by scenarios
Favorable scenarios 2	2.55%	2.44%
Favorable scenarios 1	2.71%	2.56%
Base scenarios	2.86%	2.71%
Unfavorable scenarios 2	3.05%	2.85%
Unfavorable scenarios 2	3.15%	2.95%

Schedule of risk concentration
	December 31, 2020				December 31, 2019 (*)
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Manufacturing	1,180,220	130,361	67,640	1,378,221	1,110,484	107,356	67,974	1,285,814
Mining	265,195	161,631	6,789	433,615	280,297	123,005	3,739	407,041
Electricity, gas, and water	349,849	27,848	6,577	384,274	309,941	22,907	8,196	341,044
Agriculture and livestock	1,024,795	233,552	87,517	1,345,864	1,020,857	172,984	93,440	1,287,281
Forest	141,892	23,463	13,820	179,175	132,483	17,035	15,689	165,207
Fishing	209,182	20,128	4,842	234,152	223,980	24,879	7,695	256,554
Transport	622,161	97,624	58,076	777,861	665,570	64,115	34,192	763,877
Communications	294,957	28,433	7,725	331,115	206,660	28,122	6,168	240,950
Construction (*)	811,807	61,828	85,734	959,369	782,265	85,435	106,568	974,268
Commerce	2,549,770	223,884	89,684	2,863,338	2,655,982	110,326	30,107	2,796,415
Services	3,506,443	393,319	239,535	4,139,297	2,971,563	190,097	204,472	3,366,132
Other	3,302,527	416,235	242,146	3,960,908	3,442,541	298,806	236,395	3,977,742

Subtotal	14,258,798	1,818,306	910,085	16,987,189	13,802,623	1,245,067	814,635	15,862,325

Mortgage loans	11,518,363	392,372	501,090	12,411,825	10,275,966	457,948	529,081	11,262,995

Consumer loans	4,439,163	236,595	265,121	4,940,879	4,963,047	292,718	290,430	5,546,195

Total	30,216,324	2,447,273	1,676,296	34,339,893	29,041,636	1,995,733	1,634,146	32,671,515
(*)	In 2019 we improved the classification of our construction loans, reassigning loans for real estate rental investment companies to services

Schedule of financial assets and associated collateral
	As of December 31,
	2020				2019
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	17,057,874	9,887,154	7,170,720	646,426	15,928,491	8,180,015	7,748,476	506,670
Mortgage loans	12,411,825	11,931,235	480,590	112,522	11,262,995	10,725,604	537,391	101,059
Consumer Loans	4,940,879	653,066	4,287,813	279,199	5,546,195	748,577	4,797,618	288,467
Total	34,410,578	22,471,455	11,939,123	1,038,147	32,737,681	19,654,196	13,083,485	896,196
(*)	Includes Loans and account receivable at FVOCI

Schedule of financial assets and off-balance sheet commitments
		As of December 31,
		2020	2019
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$

Deposits in banks	4	2,137,891	2,693,342
Cash items in process of collection	4	452,963	355,062
Financial derivative contracts	7	9,032,085	8,148,608
Financial assets held for trading	5	133,718	270,204
Loans and account receivable at amortized cost / Loans and account receivable at FVOCI	8/ 9	33,372,431	31,841,485
Debt instrument at fair value through other comprehensive income	10	7,162,542	4,010,272

Off-balance commitments:
Letters of credit issued		165,119	140,572
Foreign letters of credit confirmed		82,779	70,192
Performance guarantees		1,090,643	1,929,894
Available credit lines		8,391,414	8,732,422
Personal guarantees		441,508	451,950
Other irrevocable credit commitments		406,234	485,991
Total		62,869,327	59,129,994

Schedule of fair value of derivative instruments
Country	Classification	Derivative Instruments (adjusted to market)	Deposits	Loans	Financial investments	Total Exposure
		US$ millions
Colombia	2	0.81	-	-	-	0.81
Italy	2	-	3.36	0.13	-	3.49
Mexico	2	9.86	0.03	-	-	9.89
Panama	2	5.77	-	-	-	5.77
Peru	2	1.61	-	-	-	1.61
Total		18.05	3.39	0.13	-	21.57
Counterpart	Country	Classification	Derivative instruments (market adjusted) MUSD	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure Exposure MUSD
			US$ millions
Banco Santander España (*)	Spain	1	176.34	139.90	-	-	316.24
Santander UK	UK	1	20.95	0.05	-	-	21.00
Banco Santander Mexico	Mexico	2	9.88	0.03	-	-	9.91
Santander Group			207.17	139.98	-	-	347.15
(*)	We have included our exposure to Santander’s branches in New York and Hong Kong as exposure to Spain.

Schedule of security interests, collateral, or credit improvements
	As of December 31,
	2020	2019
	MCh$	MCh$
Non-impaired financial assets:
Properties/mortgages	25,424,161	23,371,510
Investments and others	2,306,062	2,785,219
Impaired financial assets:
Properties/ mortgages	1,548,568	1,245,971
Investments and others	65,668	565,951
Total	29,344,459	27,968,651

Schedule of breakdown of bank's liquid assets by levels
	As of December 31,
	2020	2019
	MCh$	MCh$
Balance as of:
Cash and cash equivalent	988,320	1,305,534
Level 1 liquid assets (1)	2,490,810	2,452,599
Level 2 liquid assets (2)	12,681	15,105
Total liquid assets	3,491,811	3,773,238
(1)	Includes instruments issued by the Central Bank of Chile or other central banks with a AAA rating, instruments issued by the Chilean government or other sovereign with a AAA rating and instruments issued by development banks with a AAA rating. Assets encumbered through repurchase agreements are deducted from the liquidity portfolio including those left as collateral under the FCIC funding program with the Central Bank of Chile.
(2)	Includes instruments issued by governments, central banks and development banks of foreign countries with a risk rating of A- to AA+ and mortgage bonds issued by Chilean banks that are acceptable at the Chilean Central Bank’s repo window.

Schedule of exposure to liquidity risk
	As of December 31,
	2020%	2019%
30 days	30	63
30 days foreign currency	15	-
90 days	32	79

Schedule of breakdown by maturity
As of December 31, 2020	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	-	969,808	-	-	969,808	-	-	-	-	969,808
Checking accounts, time deposits and other time liabilities	15,082,442	5,843,682	2,912,985	1,434,246	25,273,355	163,053	44,384	23,523	230,960	25,504,315
Financial derivatives contracts	-	386,690	445,376	931,358	1,763,424	1,552,482	1,708,509	3,994,245	7,255,236	9,018,660
Interbank borrowings	16,832	238,414	222,992	855,434	1,333,672	1,140,426	3,854,501	-	4,994,927	6,328,599
Issue debt instruments	-	344,732	447,117	343,156	1,135,005	1,813,341	2,499,560	2,756,271	7,069,172	8,204,177
Lease liabilities	144,478	38,148	1,375	27	184,028	89	105	96	290	184,318
Other financial liabilities	-	-	-	25,526	25,526	44,933	35,679	43,447	124,059	149,585
Subtotal	15,243,752	7,821,474	4,029,845	3,589,746	30,684,818	4,714,324	8,142,738	6,817,583	19,674,644	50,359,462
Contractual interest payments	86,195	18,938	72,710	242,462	420,305	143,531	137,902	25,676	307,109	727,413
Total	15,329,947	7,840,412	4,102,555	3,832,208	31,105,122	4,857,855	8,280,640	6,843,258	19,981,753	51,086,875
Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantee	114,653	181,399	437,835	350,136	6,620	1,090,643
Confirmed foreign letters of credit	18,247	48,056	16,163	313	-	82,779
Letters of credit issued	42,089	83,764	36,201	3,065	-	165,119
Pledges and other commercial commitments	33,588	29,958	367,164	10,798	-	441,508
Total other commercial commitments	208,577	343,177	857,363	364,312	6,620	1,780,050
As of December 31, 2019	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	-	380,055	-	-	380,055	-	-	-	-	380,055
Checking accounts, time deposits and other time liabilities	10,439,705	5,184,567	4,905,414	2,417,703	22,947,389	357,856	163,121	21,883	542,860	23,490,249
Financial derivatives contracts	-	422,749	427,825	951,684	1,802,258	1,253,280	1,180,948	3,154,168	5,588,396	7,390,654
Interbank borrowings	94	363,560	624,167	1,141,824	2,129,645	387,936	2,237	-	390,173	2,519,818
Issue debt instruments	-	285,159	759,519	1,044,674	2,089,352	2,394,850	2,042,292	2,974,229	7,411,371	9,500,723
Lease liabilities	-	-	-	26,061	26,061	45,978	36,393	50,062	132,433	158,494
Other financial liabilities	161,021	5,155	30,969	28,888	226,033	83	99	143	325	226,358
Subtotal	10,600,820	6,641,245	6,747,894	5,610,834	29,600,793	4,439,983	3,425,090	6,200,485	14,065,558	43,666,351
Contractual interest payments	10,473	148,731	267,994	1,727,401	2,154,599	1,720,990	1,653,500	3,101,084	6,475,574	8,630,173
Total	10,611,293	6,789,976	7,015,888	7,338,235	31,755,392	6,160,973	5,078,590	9,301,569	20,541,132	52,296,524
Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantee	144,364	544,370	899,437	312,559	22,292	1,923,022
Confirmed foreign letters of credit	25,491	1,808	11,306	31,587	-	70,192
Letters of credit issued	30,555	348	33,439	70,924	-	135,266
Pledges and other commercial commitments	30,357	9,009	317,824	94,561	-	451,751
Total other commercial commitments	230,767	555,535	1,262,006	509,631	22,292	2,580,231

Schedule of net losses from operational risks
	As of December 31,
Net losses from operational risks	2020	2019
Fraud	4,703	3,941
Labor related	443	461
Client / product related	250	653
Damage to fixed assets	(2,592)	3,588
Business continuity / Systems	1,570	234
Processing	3,992	2,106
Total	8,366	10,983

Schedule of levels of basic capital and effective net equity
			Ratio
	As of December 31,		As of December 31,
	2020	2019	2020	2019
	MCh$	MCh$	%	%
Basic capital	3,567,916	3,390,823	6.69	6.96
Regulatory capital	5,143,843	4,304,401	15.37	12.86